Note 5 - Investment in Interest-earning Time Deposits - Investment in Interest-earnings Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Due in one year or less	$ 4,006	$ 2,026
Due after one year through five years	5,457	8,146
Total	$ 9,463	$ 10,172